Critical accounting judgements, estimates and assumptions	9 Months Ended
Mar. 31, 2025
Critical accounting judgements, estimates and assumptions [Abstract]
Critical accounting judgements, estimates and assumptions
Note 4. Critical accounting judgements, estimates and assumptions
When preparing the unaudited interim Consolidated Financial Statements, management undertakes a number of judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results.

Other than the change in Functional Currency of the Company (refer to note 2 - Material accounting policies), the judgments, estimates and assumptions applied to the unaudited interim Consolidated Financial Statements, including the key sources of estimation uncertainty, were the same as those applied in the last annual financial statements for the year ended 30 June 2024, as restated on 20 March 2025.